UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [ 2 ]; Amendment Number:



This Amendment (Check only one.):	[ X ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Summit Global Management, Inc.
Address:	9171 Towne Centre Drive
	Suite 465
	San Dieog, Ca 92122
13F File Number:	28-00001
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:  	Jennifer Finley
Title:    	Operations Manager
Phone:    	858-546-1777
Signature, 	Place,	and Date of Signing:
Jennifer Finley	San Diego, cA  	April 12, 2007
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total:  27
Form 13F Information Table Value Total:  $137928(1000s)

List of Other Included Managers:


No.  13F File Number 	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.O. Smith Corp.               COM              831865209     9799 256380.000SH      SOLE               256380.000
American States Water Co.      COM              029899101     4913 133265.000SH      SOLE               133265.000
Artesian Resources Corp.       COM              043113208     1585 76940.000SH       SOLE                76940.000
BHP Billiton Ltd ADR	       COM              088606108      571 11780.000SH       SOLE                11780.000
Watts Water Technology Inc.    COM              942749102    12303 323520.000SH      SOLE               323520.000
Macquarie Global InfrastructureCOM	        55607W100     7034 250227.000SH      SOLE               250227.000
CIA Saneamento Basico ADR      COM              20441A102    11526 341112.000SH      SOLE		341112.000
Connecticut Water Service, Inc COM              207797101     2593 107816.000SH      SOLE               107816.000
Eastern American Natural Gas   COM              276217106      534 21020.000SH       SOLE                21020.000
iShares Germany Index Fund     COM              464286806      397 13790.000SH       SOLE                13790.000
iShares MSCI Japan Index Fund  COM              464286848      512 35120.000SH       SOLE                35120.000
iShares Silver Trust	       COM              46428Q109     9897 74130.000SH       SOLE                74130.000
ITT Industries, Inc.           COM              450911102     8007 132750.000SH      SOLE               132750.000
Mueller Industries, Inc.       COM              624756102    13743 456569.000SH      SOLE               456569.000
Pentair, Inc.                  COM              709631105    16803 539250.000SH      SOLE               539250.000
San Juan Basin Royalty Trust   COM              798241105      280 8990.000 SH       SOLE                 8990.000
Statoil ASA ADR                COM              85771P102      340 12560.000SH       SOLE                12560.000
Suez SA ADR                    COM              864686100      256 4850.000SH        SOLE                 4850.000
Telefonos de Mexico SA ADR     COM              879403780      607 18200.000SH       SOLE                18200.000
Templeton Global Income Fund   COM              880198106      554 57200.000SH       SOLE                57200.000
Timberland Co. Cl-A            COM              887100105      455 17480.000SH       SOLE                17480.000
United Parcel Services, Inc.   COM              911312106      334 4770.000 SH       SOLE                 4920.000
Mueller Water Products Inc-A   COM              624758108    11174 809100.000SH      SOLE               809100.000
Sedona Corp.                   COM              815677109    	 3 13000.000SH       SOLE                13000.000
ASA Limited    		       COM              G3156P103     5881 90930.000SH       SOLE                90930.000
Agrium Inc                     COM              008916108      542 14140.000SH       SOLE                14140.000
Silver Standard Resources, Inc COM              82823L106     9954 285540.000SH      SOLE               285540.000
United Utilities ADR           COM              91311Q105     7329 246795.000SH      SOLE               248325.000